December 9, 2005

Via EDGAR System

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:	Liquidmetal Technologies, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Liquidmetal Technologies, Inc., a Delaware corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Act”), the above-referenced Registration Statement, with exhibits, relating to the sale of shares of the Company’s common stock, par value $0.001 per share.

On December 9, 2005, the Company previously made a wire transfer of $2,938 in payment of the prescribed registration fee to the United States Treasury Designated Lockbox Depository of Mellon Bank in Pittsburgh, Pennsylvania.  Such fee was calculated in accordance with the requirements of Rule 457 under the Act.

Should any questions arise in connection with this filing, please contact the undersigned at (813) 225-4122.

Very truly yours,

/s/ Curt P. Creely

Curt P. Creely

Enclosure(s)

cc:	Liquidmetal Technologies, Inc.
James Kang (via U.S. Mail)
Foley & Lardner LLP
Martin A. Traber (via interoffice mail)